Financial instruments and risk management - Schedule of derivative financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Derivatives
Disclosure of offsetting of financial assets [line items]
Gross amount, liabilities	$ (275)	$ (486)
Right of assets offset, liabilities	147	184
Right of liabilities offset, liabilities	72	139
Net amount, liabilities	(56)	(163)
Derivatives
Disclosure of offsetting of financial assets [line items]
Gross amount, assets	733	483
Right of assets offset, assets	(147)	(184)
Right of liability offset, assets	(72)	(139)
Net amount, assets	$ 514	$ 160